Principal Maturity Schedule for Debt Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
2013	$ 1,686
2014	378
2015	351
2016	262
2017	0
Thereafter	250,000
Total	$ 252,677